Offerings	Jun. 23, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.02 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.02 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares(4)
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights(5)
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,765.00
Offering Note	Rule 457(o); Rule 457(p) (1) The amount to be registered consists of up to $650,000,000 of an indeterminate amount of common stock, preferred stock, depositary shares, subscription rights, warrants, senior or subordinated debt securities, and/or units. (2) Includes such indeterminate number of shares of the Registrants common stock as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock. (3) The proposed maximum offering price per security will be determined, from time to time by the Registrant in connection with the sale of the securities registered under this Registration Statement. (4) Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share or multiple shares of preferred stock and will be evidenced by a depositary receipt (5) Subscription rights will represent representing rights to purchase shares of common stock, preferred stock, depositary shares or senior or subordinated debt securities or other securities. (6) Warrants will represent rights to purchase common stock, preferred stock, depositary shares or senior or subordinated debt securities or other securities. (7) Each unit will be issued under a unit agreement and will represent an interest in two or more securities registered pursuant to this registration statement, which may or may not be separable from one another. Because the units will provide a right only to purchase such securities offered hereunder, no additional registration fee is required. (8) The Registrant is claiming certain fee offsets pursuant to Rule 457(p) under the Securities Act of 1933, as amended (the Securities Act). Please see Table 2 below for more information.